Revenue from Contracts with Customers - Schedule of Amounts of Transaction Prices Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 2,941	¥ 1,714
Within 1 Year
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	1,778	1,215
After 1 Year
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognised as revenue	¥ 1,163	¥ 499